FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 91,520	SFr 94,113	SFr 87,331
Investment securities	2,281	2,625	2,489
Loans	16,627	18,612	19,528
Other assets	11,403	8,860	9,383
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038	21,150	19,634
Short-term borrowings	5,628	5,570	4,061
Long-term debt	71,803	76,350	72,868
Other liabilities	8,279	SFr 9,341	9,493
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,827		47,508
Loans	253,432		252,535
Other assets	165,186		171,514
Financial liabilities
Due to banks and deposits	370,378		374,620
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673		13,382
Short-term borrowings	11,609		11,324
Long-term debt	104,897		120,448
Other liabilities	51,172		62,291
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,826		47,508
Loans	261,226		260,622
Other assets	165,513		171,864
Financial liabilities
Due to banks and deposits	370,379		374,598
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673		13,382
Short-term borrowings	11,611		11,327
Long-term debt	107,893		122,741
Other liabilities	51,172		62,293
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	110,331		121,075
Financial liabilities
Due to banks and deposits	204,768		199,721
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		1,595
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,826		47,508
Loans	258,928		256,020
Other assets	54,005		49,353
Financial liabilities
Due to banks and deposits	165,611		174,877
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673		13,382
Short-term borrowings	11,611		11,327
Long-term debt	107,418		122,220
Other liabilities	51,040		60,573
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	2,298		4,602
Other assets	1,177		1,436
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	475		521
Other liabilities	132		125
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Investment securities	2,279		2,486
Loans	16,627		19,528
Other assets	11,403		9,420
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038		19,634
Short-term borrowings	5,628		4,061
Long-term debt	70,829		71,970
Other liabilities	8,270		9,557
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,827		47,797
Loans	256,934		259,211
Other assets	165,022		175,011
Financial liabilities
Due to banks and deposits	371,751		383,289
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673		13,671
Short-term borrowings	11,609		11,324
Long-term debt	104,891		120,525
Other liabilities	51,202		62,436
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,826		47,797
Loans	264,728		267,368
Other assets	165,349		175,362
Financial liabilities
Due to banks and deposits	371,752		383,337
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673		13,671
Short-term borrowings	11,611		11,327
Long-term debt	107,992		122,811
Other liabilities	51,197		62,432
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	110,162		122,217
Financial liabilities
Due to banks and deposits	205,259		200,534
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		1,595
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,826		47,797
Loans	262,430		262,766
Other assets	54,013		51,710
Financial liabilities
Due to banks and deposits	166,493		182,803
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673		13,671
Short-term borrowings	11,611		11,327
Long-term debt	107,517		122,290
Other liabilities	51,070		60,720
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	2,298		4,602
Other assets	1,174		1,435
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	475		521
Other liabilities	SFr 127		SFr 117